Management of Financial Risk (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 2,329	$ 4,304	$ 8,079	$ 354
Marketable securities	719	787	$ 955
Receivables	87	100
Accounts payable and accrued liabilities	262	158
Flow through premium liability	0	54
Canadian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	2,288	4,118
Marketable securities	719	787
Receivables	17	100
Accounts payable and accrued liabilities	(215)	(104)
Flow through premium liability	0	(54)
Net financial assets (liabilities), December 31	$ 2,809	$ 4,847